Discontinued Operations - Schedule of Discontinued Operations, PP and S (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Total current assets	$ 129.7	$ 134.7
Non-current assets:
Total non-current assets	124.5	121.3
Total assets held for sale			$ 666.5
Current liabilities:
Total current liabilities	104.5	106.9
Total non-current liabilities	3.3	3.6
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Capital Expenditures			31.0
Designed Structures and Solutions | Discontinued Operations, Disposed of by Sale
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Sales	0.0	222.1	401.2
Loss on sale	(1.8)	(295.6)	0.0
Loss from operations	0.0	(8.6)	(4.3)
Loss before taxes	(1.8)	(304.2)	(4.3)
Income tax benefit	0.5	73.0	3.1
Loss from discontinued operations, net of taxes	(1.3)	(231.2)	(1.2)
Performance Products and Solutions | Discontinued Operations, Disposed of by Sale
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Sales	652.4	639.6	589.2
Cost of sales	532.3	517.1	469.0
Selling and administrative expense	24.7	22.1	23.2
Loss before taxes	95.4	100.4	97.0
Income tax benefit	(22.0)	(37.9)	(32.1)
Loss from discontinued operations, net of taxes	73.4	62.5	64.9
Current assets:
Accounts receivable, net	66.2	66.2
Inventories, net	60.1	63.5
Other current assets	3.4	5.0
Total current assets	129.7	134.7
Non-current assets:
Property, net	110.9	107.4
Goodwill	11.2	11.2
Other non-current assets	2.4	2.7
Total non-current assets	124.5	121.3
Total assets held for sale	254.2	256.0
Current liabilities:
Accounts payable	94.0	92.6
Other current liabilities	10.5	14.3
Total current liabilities	104.5	106.9
Total non-current liabilities	3.3	3.6
Total liabilities held for sale	107.8	110.5
Discontinued Operation, Alternative Cash Flow Information [Abstract]
Depreciation and amortization	15.9	30.1	40.8
Capital Expenditures	$ 19.5	$ 25.2	$ 31.0